John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway

Leawood, KS 66211

Phone: 913.660.0778 Fax: 913.660.9157

john.lively@1940actlawgroup.com

August 6, 2013

Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

RE:	Valued Advisers Trust

Registration Statement on Form N-14

(File Nos. 811-22208 and 333-151672)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Valued Advisers Trust (the “Trust”) is a combined proxy and registration statement on Form N-14, with exhibits (the “Registration Statement”).

The Registration Statement relates to a proposed Agreement and Plan of Reorganization whereby substantially all of the assets of the Dana Large Cap Core Fund (the “Predecessor Fund”), a series of the Epiphany Funds, will be transferred in a tax-free reorganization to the Dana Large Cap Equity Fund (the “New Fund”), a newly organized series of the Trust that will be created to continue the operations of the Predecessor Fund in exchange for shares of the New Fund. The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

Sincerely,

/s/ John H. Lively

John H. Lively